Investments (Narrative) (Details) $ in Thousands		12 Months Ended
	May 20, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt and Equity Securities, FV-NI [Line Items]
Loss on investment at fair value		$ 143,510	$ 0	$ 0
Undistributed earnings of investments		42,100	39,400
Recurring
Debt and Equity Securities, FV-NI [Line Items]
Investment, at fair value		12,110
Level 1 | Recurring
Debt and Equity Securities, FV-NI [Line Items]
Investment, at fair value		$ 12,110
Norwegian Air Shuttle ASA
Debt and Equity Securities, FV-NI [Line Items]
Conversion ratio	1
Percentage of ordinary shares converted and sold		83.00%
Equity securities, percent of outstanding ordinary shares		3.00%
Loss on investment at fair value		$ 143,500
Peregrine | Variable Interest Entity, Not Primary Beneficiary
Debt and Equity Securities, FV-NI [Line Items]
Cost method investments		$ 3,300	$ 3,300